UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21686

                          OPPENHEIMER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JANUARY

                      Date of reporting period: 07/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

CONSERVATIVE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

              Alternative Investments                    11.6%

              Fixed Income                               67.3

              Global Equity                               5.2

              U.S. Equity                                15.9

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                  9 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  10 | CONSERVATIVE INVESTOR FUND

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                  11 | CONSERVATIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                  12 | CONSERVATIVE INVESTOR FUND

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING      ENDING            EXPENSES
                            ACCOUNT        ACCOUNT           PAID DURING
                            VALUE          VALUE             6 MONTHS ENDED
                            (2/1/06)       (7/31/06)         JULY 31, 2006
--------------------------------------------------------------------------------
Class A Actual              $1,000.00      $1,008.60         $1.89
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00       1,022.91          1.91
--------------------------------------------------------------------------------
Class B Actual               1,000.00       1,004.80          6.08
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00       1,018.74          6.12
--------------------------------------------------------------------------------
Class C Actual               1,000.00       1,005.70          5.94
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00       1,018.89          5.97
--------------------------------------------------------------------------------
Class N Actual               1,000.00       1,007.60          3.39
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00       1,021.42          3.41
--------------------------------------------------------------------------------
Class Y Actual               1,000.00       1,010.40          0.50
--------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00       1,024.30          0.50

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2006 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.38%
--------------------------
Class B          1.22
--------------------------
Class C          1.19
--------------------------
Class N          0.68
--------------------------
Class Y          0.10
--------------------------------------------------------------------------------


                  13 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                             VALUE
                                                                                         SHARES         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.3% 1
-------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--11.4%
Oppenheimer Real Asset Fund, Cl. Y                                                      962,355      $   8,122,277
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                     354,780          7,986,089
                                                                                                     --------------
                                                                                                        16,108,366

-------------------------------------------------------------------------------------------------------------------
FIXED INCOME--66.1%
Oppenheimer Core Bond Fund, Cl. Y                                                     4,610,314         46,241,454
-------------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                    1,745,730         15,990,888
-------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                            1,317,462          7,588,585
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                       2,405,200         23,787,431
                                                                                                     --------------
                                                                                                        93,608,358

-------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--5.1%
Oppenheimer Global Fund, Cl. Y                                                          105,347          7,256,287
-------------------------------------------------------------------------------------------------------------------
U.S. EQUITY--15.7%
Oppenheimer Capital Appreciation Fund, Cl. Y                                            166,218          7,077,551
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                     193,577          7,506,908
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                           307,785          7,577,658
                                                                                                     --------------
                                                                                                        22,162,117
                                                                                                     --------------
Total Investments in Affiliated Companies (Cost $138,416,685)                                          139,135,128

                                                                                      PRINCIPAL
                                                                                         AMOUNT
-------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
-------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.005% in joint repurchase agreement (Principal Amount/
Value $1,265,611,000, with a maturity value of $1,265,794,514) with UBS Warburg
LLC, 5.22%, dated 7/31/06, to be repurchased at $65,009 on 8/1/06, collateralized by Federal National Mortgage Assn., 5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home Loan Mortgage Corp., 5.50%, 5/1/35, with
a value of $448,829,145 (Cost $65,000)                                               $   65,000             65,000

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $138,481,685)                                            98.4%       139,200,128
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             1.6          2,280,192
                                                                                     ------------------------------
NET ASSETS                                                                                100.0%     $ 141,480,320
                                                                                     ==============================


                  14 | CONSERVATIVE INVESTOR FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Represents ownership of an affiliated fund, at or during the period ended July 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES                                   SHARES
                                                     JANUARY 31,         GROSS         GROSS     JULY 31,
                                                            2006     ADDITIONS    REDUCTIONS         2006
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y              99,978        73,929         7,689      166,218
Oppenheimer Core Bond Fund, Cl. Y                      2,533,270     2,144,757        67,713    4,610,314
Oppenheimer Global Fund, Cl. Y                            66,908        46,898         8,459      105,347
Oppenheimer High Yield Fund, Cl. Y                       978,485       792,677        25,432    1,745,730
Oppenheimer International Bond Fund, Cl. Y               751,912       586,688        21,138    1,317,462
Oppenheimer Limited-Term Government Fund, Cl. Y        1,326,111     1,114,407        35,318    2,405,200
Oppenheimer Main Street Fund, Cl. Y                      117,728        85,354         9,505      193,577
Oppenheimer Real Asset Fund, Cl. Y                       524,309       452,137        14,091      962,355
Oppenheimer Real Estate Fund, Cl. Y                      230,456       156,275        31,951      354,780
Oppenheimer Value Fund, Cl. Y                            181,842       134,591         8,648      307,785

                                                                         VALUE      DIVIDEND     REALIZED
                                                                    SEE NOTE 1        INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                     $   7,077,551   $        --    $     (71)
Oppenheimer Core Bond Fund, Cl. Y                                   46,241,454       880,082      (25,989)
Oppenheimer Global Fund, Cl. Y                                       7,256,287            --        8,949
Oppenheimer High Yield Fund, Cl. Y                                  15,990,888       464,044       (4,237)
Oppenheimer International Bond Fund, Cl. Y                           7,588,585       119,111       (4,039)
Oppenheimer Limited-Term Government Fund, Cl. Y                     23,787,431       416,383       (6,621)
Oppenheimer Main Street Fund, Cl. Y                                  7,506,908            --          296
Oppenheimer Real Asset Fund, Cl. Y                                   8,122,277        29,677      (19,697)
Oppenheimer Real Estate Fund, Cl. Y                                  7,986,089        13,482        2,698
Oppenheimer Value Fund, Cl. Y                                        7,577,658            --       (3,345)
                                                                 -----------------------------------------
                                                                 $ 139,135,128   $ 1,922,779    $ (52,056)
                                                                 =========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  15 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2006
---------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $65,000)                                         $       65,000
Affiliated companies (cost $138,416,685)                                         139,135,128
                                                                              ---------------

                                                                                 139,200,128
---------------------------------------------------------------------------------------------
Cash                                                                                  53,272
---------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                 2,579,881
Interest and dividends                                                               375,212
Other                                                                                  2,231
                                                                              ---------------
Total assets                                                                     142,210,724

---------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                493,791
Shares of beneficial interest redeemed                                               164,369
Distribution and service plan fees                                                    28,158
Shareholder communications                                                            12,118
Transfer and shareholder servicing agent fees                                         11,499
Trustees' compensation                                                                 3,938
Other                                                                                 16,531
                                                                              ---------------
Total liabilities                                                                    730,404

---------------------------------------------------------------------------------------------
NET ASSETS                                                                    $  141,480,320
                                                                              ===============

---------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                    $       13,363
---------------------------------------------------------------------------------------------
Additional paid-in capital                                                       138,844,704
---------------------------------------------------------------------------------------------
Accumulated net investment income                                                  1,693,865
---------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                         209,945
---------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                           718,443
                                                                              ---------------
NET ASSETS                                                                    $  141,480,320
                                                                              ===============


                  16 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$77,227,465 and 7,271,156 shares of beneficial interest outstanding)                $10.62
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                            $11.27
--------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$16,268,806 and 1,543,227 shares of beneficial interest outstanding)                $10.54
--------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$35,191,541 and 3,340,369 shares of beneficial interest outstanding)                $10.54
--------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$12,638,309 and 1,193,971 shares of beneficial interest outstanding)                $10.59
--------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $154,199 and 14,476 shares of beneficial interest outstanding)            $10.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  17 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                $  1,922,779
--------------------------------------------------------------------------------
Interest                                                                 10,766
                                                                   -------------
Total investment income                                               1,933,545

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  73,240
Class B                                                                  63,295
Class C                                                                 133,723
Class N                                                                  23,904
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  21,620
Class B                                                                   8,418
Class C                                                                  16,126
Class N                                                                   6,306
Class Y                                                                      22
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   7,396
Class B                                                                   3,186
Class C                                                                   4,659
Class N                                                                     673
Class Y                                                                       7
--------------------------------------------------------------------------------
Trustees' compensation                                                    4,389
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 950
--------------------------------------------------------------------------------
Other                                                                    15,671
Total expenses                                                          383,585

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,549,960

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments from affiliated companies              (52,056)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   (348,986)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,148,918
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS           PERIOD
                                                                                      ENDED            ENDED
                                                                              JULY 31, 2006      JANUARY 31,
                                                                                (UNAUDITED)           2006 1
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   1,549,960    $   1,267,858
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (52,056)         318,074
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              (348,986)       1,067,429
                                                                              --------------------------------

Net increase in net assets resulting from operations                              1,148,918        2,653,361

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                  --         (681,145)
Class B                                                                                  --         (105,273)
Class C                                                                                  --         (216,389)
Class N                                                                                  --         (125,016)
Class Y                                                                                  --           (1,638)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          30,169,641       45,236,761
Class B                                                                           6,993,651        9,001,293
Class C                                                                          15,848,583       18,835,139
Class N                                                                           4,972,484        7,498,474
Class Y                                                                              56,275           91,201

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                   59,189,552       82,186,768
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              82,290,768          104,000 2
                                                                              --------------------------------
End of period (including accumulated net investment income of
$1,693,865 and $143,905, respectively)                                        $ 141,480,320    $  82,290,768
                                                                              ================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS           PERIOD
                                                                                      ENDED            ENDED
                                                                              JULY 31, 2006      JANUARY 31,
CLASS A                                                                         (UNAUDITED)           2006 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $    10.53       $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                1.74              .38
Net realized and unrealized gain (loss)                                               (1.65)             .33
                                                                                 ------------------------------
Total from investment operations                                                        .09              .71
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                     --             (.18)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $    10.62       $    10.53
                                                                                 ==============================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     0.86%            7.15%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $   77,227       $   46,318
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $   60,127       $   21,844
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.17%            4.50%
Total expenses                                                                         0.38% 5          0.53% 5
Expenses after waivers and reimbursements and reduction to custodian expenses          0.38%            0.51%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   3%              11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

        Six Months Ended July 31, 2006              1.00%
         Period Ended January 31, 2006              1.19%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | CONSERVATIVE INVESTOR FUND

                                                                                 SIX MONTHS           PERIOD
                                                                                      ENDED            ENDED
                                                                              JULY 31, 2006      JANUARY 31,
CLASS B                                                                         (UNAUDITED)           2006 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $    10.49       $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .12              .32
Net realized and unrealized gain (loss)                                                (.07)             .32
                                                                                 ------------------------------
Total from investment operations                                                        .05              .64
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                     --             (.15)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $    10.54       $    10.49
                                                                                 ==============================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     0.48%            6.44%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $   16,269       $    9,163
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $   12,804       $    4,018
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.33%            3.74%
Total expenses                                                                         1.22% 5          1.39% 5
Expenses after waivers and reimbursements and reduction to custodian expenses          1.22%            1.34%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   3%              11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

        Six Months Ended July 31, 2006              1.84%
         Period Ended January 31, 2006              2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS           PERIOD
                                                                                      ENDED            ENDED
                                                                              JULY 31, 2006      JANUARY 31,
CLASS C                                                                         (UNAUDITED)           2006 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $    10.48       $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .12              .32
Net realized and unrealized gain (loss)                                                (.06)             .31
                                                                                 ------------------------------
Total from investment operations                                                        .06              .63
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                     --             (.15)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $    10.54       $    10.48
                                                                                 ==============================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     0.57%            6.37%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $   35,192       $   19,145
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $   27,074       $    7,647
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.36%            3.78%
Total expenses                                                                         1.19% 5          1.36% 5
Expenses after waivers and reimbursements and reduction to custodian expenses          1.19%            1.33%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   3%              11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

        Six Months Ended July 31, 2006              1.81%
         Period Ended January 31, 2006              2.02%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | CONSERVATIVE INVESTOR FUND

                                                                                 SIX MONTHS           PERIOD
                                                                                      ENDED            ENDED
                                                                              JULY 31, 2006      JANUARY 31,
CLASS N                                                                         (UNAUDITED)           2006 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $    10.51       $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .15              .41
Net realized and unrealized gain (loss)                                                (.07)             .28
                                                                                 ------------------------------
Total from investment operations                                                        .08              .69
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                     --             (.18)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $    10.59       $    10.51
                                                                                 ==============================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     0.76%            6.98%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $   12,638       $    7,569
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $    9,671       $    2,231
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.87%            4.82%
Total expenses                                                                         0.68% 5          0.72% 5
Expenses after waivers and reimbursements and reduction to custodian expenses          0.68%            0.71%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   3%              11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

        Six Months Ended July 31, 2006              1.30%
         Period Ended January 31, 2006              1.38%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS           PERIOD
                                                                                      ENDED            ENDED
                                                                              JULY 31, 2006      JANUARY 31,
CLASS Y                                                                         (UNAUDITED)           2006 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $    10.54       $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .18              .38
Net realized and unrealized gain (loss)                                                (.07)             .35
                                                                                 ------------------------------
Total from investment operations                                                        .11              .73
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                     --             (.19)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $    10.65       $    10.54
                                                                                 ==============================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     1.04%            7.34%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $      154       $       96
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $      102       $       71
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.45%            4.42%
Total expenses                                                                         0.10% 5          0.30% 5
Expenses after waivers and reimbursements and reduction to custodian expenses          0.10%            0.25%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   3%              11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

        Six Months Ended July 31, 2006              0.72%
         Period Ended January 31, 2006              0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Real Asset Fund(R), Oppenheimer Real Estate Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are


                  25 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.


                  26 | CONSERVATIVE INVESTOR FUND

      As of July 31, 2006, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $52,056 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended July 31, 2006, the Portfolio's projected benefit obligations were increased by $3,605 and no payments were made to retired trustees, resulting in an accumulated liability of $3,605 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line


                  27 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

      The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED JULY 31, 2006   YEAR ENDED JANUARY 31, 2006 1,2
                                                 SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                          3,451,630     $ 36,287,016        4,892,094     $ 50,465,464
Dividends and/or distributions reinvested            --               --           58,785          607,250
Redeemed                                       (581,097)      (6,117,375)        (560,256)      (5,835,953)
                                              -------------------------------------------------------------
Net increase                                  2,870,533     $ 30,169,641        4,390,623     $ 45,236,761
                                              =============================================================

-----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                            818,960     $  8,560,406          949,406     $  9,789,255
Dividends and/or distributions reinvested            --               --            9,315           95,942
Redeemed                                       (149,282)      (1,566,755)         (85,272)        (883,904)
                                              -------------------------------------------------------------
Net increase                                    669,678     $  6,993,651          873,449     $  9,001,293
                                              =============================================================

-----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                          1,916,472     $ 20,052,548        1,904,973     $ 19,653,821
Dividends and/or distributions reinvested            --               --           19,416          199,792
Redeemed                                       (402,558)      (4,203,965)         (98,034)      (1,018,474)
                                              -------------------------------------------------------------
Net increase                                  1,513,914     $ 15,848,583        1,826,355     $ 18,835,139
                                              =============================================================


                  28 | CONSERVATIVE INVESTOR FUND

                                          SIX MONTHS ENDED JULY 31, 2006   YEAR ENDED JANUARY 31, 2006 1,2
                                                 SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS N
Sold                                            743,859     $  7,817,641        1,007,278     $ 10,503,896
Dividends and/or distributions reinvested            --               --           11,897          122,654
Redeemed                                       (270,298)      (2,845,157)        (298,865)      (3,128,076)
                                              -------------------------------------------------------------
Net increase                                    473,561     $  4,972,484          720,310     $  7,498,474
                                              =============================================================

-----------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                              8,128     $     85,059           14,752     $    151,331
Dividends and/or distributions reinvested            --               --              157            1,619
Redeemed                                         (2,741)         (28,784)          (5,920)         (61,749)
                                              -------------------------------------------------------------
Net increase                                      5,387     $     56,275            8,989     $     91,201
                                              =============================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended July 31, 2006, were as follows:

                                           PURCHASES          SALES
             ------------------------------------------------------
             Investment securities       $63,236,634     $3,749,926

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the six months ended July 31, 2006 was 0.55%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended July 31, 2006, the Portfolio paid $45,209 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.


                  29 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B, Class C and Class N shares were $244,521, $266,820 and $162,085, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A           CLASS B           CLASS C           CLASS N
                           CLASS A        CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                         FRONT-END          DEFERRED          DEFERRED          DEFERRED          DEFERRED
                     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
                       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
SIX MONTHS ENDED       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
July 31, 2006        $     200,355     $         423     $      17,175     $       7,728     $       3,762


                  30 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to 0.35% of average annual net assets for each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2006, the Manager is evaluating the implications of FIN
48. Its impact in the Portfolio's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                  31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION Continued

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  32 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and
(ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  33 | CONSERVATIVE INVESTOR FUND



MODERATE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Alternative Investments                 10.6%

             Fixed Income                            45.6

             Global Equity                            9.6

             U.S. Equity                             34.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                  9 | MODERATE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                  10 | MODERATE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                  11 | MODERATE INVESTOR FUND

PORTFOLIO EXPENSES  Continued
--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                BEGINNING        ENDING          EXPENSES
                                ACCOUNT          ACCOUNT         PAID DURING
                                VALUE            VALUE           6 MONTHS ENDED
                                (2/1/06)         (7/31/06)       JULY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00        $1,002.80       $1.99
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00         1,022.81        2.01
--------------------------------------------------------------------------------
Class B Actual                   1,000.00           998.10        6.01
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00         1,018.79        6.07
--------------------------------------------------------------------------------
Class C Actual                   1,000.00           999.10        5.77
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00         1,019.04        5.82
--------------------------------------------------------------------------------
Class N Actual                   1,000.00         1,001.90        3.28
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00         1,021.52        3.31
--------------------------------------------------------------------------------
Class Y Actual                   1,000.00         1,004.60        0.10
--------------------------------------------------------------------------------
Class Y Hypothetical             1,000.00         1,024.70        0.10

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2006 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                0.40%
--------------------------------
Class B                1.21
--------------------------------
Class C                1.16
--------------------------------
Class N                0.66
--------------------------------
Class Y                0.02
--------------------------------------------------------------------------------


                  12 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                         VALUE
                                                                                       SHARES       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.4% 1
---------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--10.6%
Oppenheimer Real Asset Fund, Cl. Y                                                  2,461,156    $  20,772,159
---------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                   909,022       20,462,096
                                                                                                 --------------

                                                                                                    41,234,255

---------------------------------------------------------------------------------------------------------------
FIXED INCOME--45.3%
Oppenheimer Core Bond Fund, Cl. Y                                                   7,873,884       78,975,056
---------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                  4,276,288       39,170,805
---------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                          3,375,874       19,445,030
---------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                     3,985,232       39,413,946
                                                                                                 --------------

                                                                                                   177,004,837

---------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--9.5%
Oppenheimer Global Fund, Cl. Y                                                        539,500       37,160,772
---------------------------------------------------------------------------------------------------------------
U.S. EQUITY--34.0%
Oppenheimer Capital Appreciation Fund, Cl. Y                                          852,074       36,281,330
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                   990,780       38,422,456
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                     1,341,827       19,121,035
---------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                       1,576,189       38,805,770
                                                                                                 --------------

                                                                                                   132,630,591
                                                                                                 --------------

Total Investments in Affiliated Companies (Cost $384,993,728)                                      388,030,455

                                                                                    PRINCIPAL
                                                                                       AMOUNT
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 0.07% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514) with UBS
Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at $927,134 on 8/1/06, collateralized by Federal National Mortgage Assn., 5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home Loan Mortgage Corp., 5.50%, 5/1/35,
with a value of $448,829,145 (Cost $927,000)                                       $  927,000          927,000

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $385,920,728)                                          99.7%     388,957,455
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           0.3        1,356,510
                                                                                   ----------------------------

NET ASSETS                                                                              100.0%   $ 390,313,965
                                                                                   ============================


                  13 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Represents ownership of an affiliated fund, at or during the period ended July 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES           GROSS         GROSS           SHARES
                                                    JANUARY 31, 2006       ADDITIONS    REDUCTIONS    JULY 31, 2006
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                 452,591         418,011        18,528          852,074
Oppenheimer Core Bond Fund, Cl. Y*                         3,823,987       4,130,297        80,400        7,873,884
Oppenheimer Global Fund, Cl. Y                               307,304         264,860        32,664          539,500
Oppenheimer High Yield Fund, Cl. Y                         2,132,328       2,187,332        43,372        4,276,288
Oppenheimer International Bond Fund, Cl. Y                 1,704,413       1,705,967        34,506        3,375,874
Oppenheimer Limited-Term Government Fund, Cl. Y            1,959,654       2,066,194        40,616        3,985,232
Oppenheimer Main Street Fund, Cl. Y                          533,482         482,889        25,591          990,780
Oppenheimer Main Street Opportunity Fund, Cl. Y              729,566         654,419        42,158        1,341,827
Oppenheimer Real Asset Fund, Cl. Y                         1,239,352       1,245,987        24,183        2,461,156
Oppenheimer Real Estate Fund, Cl. Y                          527,524         441,941        60,443          909,022
Oppenheimer Value Fund, Cl. Y                                829,078         763,303        16,192        1,576,189

                                                                               VALUE      DIVIDEND         REALIZED
                                                                          SEE NOTE 1        INCOME           (LOSS)
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                            $ 36,281,330    $       --       $  (22,696)
Oppenheimer Core Bond Fund, Cl. Y*                                        78,975,056     1,452,992          (39,534)
Oppenheimer Global Fund, Cl. Y                                            37,160,772            --             (522)
Oppenheimer High Yield Fund, Cl. Y                                        39,170,805     1,100,187           (9,628)
Oppenheimer International Bond Fund, Cl. Y                                19,445,030       294,646           (7,265)
Oppenheimer Limited-Term Government Fund, Cl. Y                           39,413,946       668,433           (8,762)
Oppenheimer Main Street Fund, Cl. Y                                       38,422,456            --          (12,359)
Oppenheimer Main Street Opportunity Fund, Cl. Y                           19,121,035            --           (5,811)
Oppenheimer Real Asset Fund, Cl. Y                                        20,772,159        70,978          (33,869)
Oppenheimer Real Estate Fund, Cl. Y                                       20,462,096        34,646          (18,604)
Oppenheimer Value Fund, Cl. Y                                             38,805,770            --          (11,831)
                                                                        --------------------------------------------
                                                                        $388,030,455    $3,621,882       $ (170,881)
                                                                        ============================================

* Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  14 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $927,000)                            $     927,000
Affiliated companies (cost $384,993,728)                            388,030,455
                                                                  --------------
                                                                    388,957,455
--------------------------------------------------------------------------------
Cash                                                                    156,607
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    3,091,444
Interest and dividends                                                  722,592
Other                                                                     3,129
                                                                  --------------
Total assets                                                        392,931,227

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 1,806,828
Shares of beneficial interest redeemed                                  646,620
Distribution and service plan fees                                       78,525
Transfer and shareholder servicing agent fees                            39,407
Shareholder communications                                               16,604
Trustees' compensation                                                    9,938
Other                                                                    19,340
                                                                  --------------
Total liabilities                                                     2,617,262

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 390,313,965
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                        $      36,241
--------------------------------------------------------------------------------
Additional paid-in capital                                          383,305,251
--------------------------------------------------------------------------------
Accumulated net investment income                                     2,756,191
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                          1,179,555
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            3,036,727
                                                                  --------------

NET ASSETS                                                        $ 390,313,965
                                                                  ==============


                  15 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $202,489,949
and 18,731,252 shares of beneficial interest outstanding)                                           $10.81
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $11.47
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $71,154,707 and 6,635,057 shares of
beneficial interest outstanding)                                                                    $10.72
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $94,509,365
and 8,818,641 shares of beneficial interest outstanding)                                            $10.72
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $22,021,927 and 2,043,485 shares of
beneficial interest outstanding)                                                                    $10.78
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$138,017 and 12,727 shares of beneficial interest outstanding)                                      $10.84

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  16 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                 $ 3,621,882
--------------------------------------------------------------------------------
Interest                                                                 26,985
                                                                    ------------
Total investment income                                               3,648,867

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 190,745
Class B                                                                 262,685
Class C                                                                 357,721
Class N                                                                  43,244
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  83,288
Class B                                                                  42,105
Class C                                                                  44,677
Class N                                                                  11,550
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  15,112
Class B                                                                   8,079
Class C                                                                   7,012
Class N                                                                   1,000
--------------------------------------------------------------------------------
Trustees' compensation                                                   11,054
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 737
--------------------------------------------------------------------------------
Other                                                                    20,219
                                                                    ------------
Total expenses                                                        1,099,228

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,549,639

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments from affiliated companies             (170,881)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (1,617,527)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   761,231
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  17 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS           PERIOD
                                                                         ENDED            ENDED
                                                                 JULY 31, 2006      JANUARY 31,
                                                                   (UNAUDITED)           2006 1
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                            $   2,549,639    $   2,808,609
-------------------------------------------------------------------------------------------------
Net realized gain (loss)                                              (170,881)       1,518,222
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               (1,617,527)       4,654,254
                                                                 --------------------------------

Net increase in net assets resulting from operations                   761,231        8,981,085

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                     --       (1,457,787)
Class B                                                                     --         (428,124)
Class C                                                                     --         (555,237)
Class N                                                                     --         (164,658)
Class Y                                                                     --           (5,308)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             94,157,294      104,188,008
Class B                                                             34,094,356       35,779,888
Class C                                                             46,568,778       46,402,364
Class N                                                              9,934,143       11,835,440
Class Y                                                               (181,172)         299,664

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                     185,334,630      204,875,335
-------------------------------------------------------------------------------------------------
Beginning of period                                                204,979,335          104,000 2
                                                                 --------------------------------
End of period (including accumulated net investment income of
$2,756,191 and $206,552, respectively)                           $ 390,313,965    $ 204,979,335
                                                                 ================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS           PERIOD
                                                           ENDED            ENDED
                                                   JULY 31, 2006      JANUARY 31,
CLASS A                                              (UNAUDITED)           2006 1
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period               $       10.78      $     10.00
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .11              .38
Net realized and unrealized gain (loss)                     (.08)             .57
                                                   ---------------------------------
Total from investment operations                             .03              .95
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --             (.17)
------------------------------------------------------------------------------------
Net asset value, end of period                     $       10.81      $     10.78
                                                   =================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          0.28%            9.58%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $     202,490      $   107,686
------------------------------------------------------------------------------------
Average net assets (in thousands)                  $     155,392      $    43,984
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       2.07%            4.39%
Total expenses                                              0.40% 5          0.47% 5
Expenses after waivers and reimbursements and
reduction to custodian expenses                             0.40%            0.46%
------------------------------------------------------------------------------------
Portfolio turnover rate                                        3%               0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

             Six Months Ended July 31, 2006           1.03%
              Period Ended January 31, 2006           1.15%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS           PERIOD
                                                           ENDED            ENDED
                                                   JULY 31, 2006      JANUARY 31,
CLASS B                                              (UNAUDITED)           2006 1
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period               $       10.74      $     10.00
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .07              .31
Net realized and unrealized gain (loss)                     (.09)             .58
                                                   ---------------------------------
Total from investment operations                            (.02)             .89
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --             (.15)
------------------------------------------------------------------------------------
Net asset value, end of period                     $       10.72      $     10.74
                                                   =================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         (0.19)%           8.90%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $      71,155      $    36,956
------------------------------------------------------------------------------------
Average net assets (in thousands)                  $      53,167      $    15,521
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       1.26%            3.56%
Total expenses                                              1.21% 5          1.31% 5
Expenses after waivers and reimbursements and
reduction to custodian expenses                             1.21%            1.29%
------------------------------------------------------------------------------------
Portfolio turnover rate                                        3%               0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

             Six Months Ended July 31, 2006           1.84%
              Period Ended January 31, 2006           1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | MODERATE INVESTOR FUND

                                                      SIX MONTHS           PERIOD
                                                           ENDED            ENDED
                                                   JULY 31, 2006      JANUARY 31,
CLASS C                                              (UNAUDITED)           2006 1
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period               $       10.73      $     10.00
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .07              .31
Net realized and unrealized gain (loss)                     (.08)             .57
                                                   ---------------------------------
Total from investment operations                            (.01)             .88
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --             (.15)
------------------------------------------------------------------------------------
Net asset value, end of period                     $       10.72      $     10.73
                                                   =================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         (0.09)%           8.82%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $      94,509      $    47,904
------------------------------------------------------------------------------------
Average net assets (in thousands)                  $      72,432      $    19,527
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       1.30%            3.64%
Total expenses                                              1.16% 5          1.23% 5
Expenses after waivers and reimbursements and
reduction to custodian expenses                             1.16%            1.22%
------------------------------------------------------------------------------------
Portfolio turnover rate                                        3%               0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

             Six Months Ended July 31, 2006           1.79%
              Period Ended January 31, 2006           1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS           PERIOD
                                                           ENDED            ENDED
                                                   JULY 31, 2006      JANUARY 31,
CLASS N                                              (UNAUDITED)           2006 1
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period               $       10.76      $     10.00
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .10              .40
Net realized and unrealized gain (loss)                     (.08)             .53
                                                   ---------------------------------
Total from investment operations                             .02              .93
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --             (.17)
------------------------------------------------------------------------------------
Net asset value, end of period                     $       10.78      $     10.76
                                                   =================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          0.19%            9.35%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $      22,022      $    12,117
------------------------------------------------------------------------------------
Average net assets (in thousands)                  $      17,496      $     4,158
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       1.80%            4.56%
Total expenses                                              0.66% 5          0.68% 5
Expenses after waivers and reimbursements and
reduction to custodian expenses                             0.66%            0.67%
------------------------------------------------------------------------------------
Portfolio turnover rate                                        3%               0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

             Six Months Ended July 31, 2006           1.29%
              Period Ended January 31, 2006           1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | MODERATE INVESTOR FUND

                                                      SIX MONTHS           PERIOD
                                                           ENDED            ENDED
                                                   JULY 31, 2006      JANUARY 31,
CLASS Y                                              (UNAUDITED)           2006 1
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period               $       10.79      $     10.00
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .13              .36
Net realized and unrealized gain (loss)                     (.08)             .61
                                                   ---------------------------------
Total from investment operations                             .05              .97
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --             (.18)
------------------------------------------------------------------------------------
Net asset value, end of period                     $       10.84      $     10.79
                                                   =================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          0.46%            9.79%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $         138      $       316
------------------------------------------------------------------------------------
Average net assets (in thousands)                  $         196      $       216
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       2.44%            4.20%
Total expenses                                              0.02% 5          0.28% 5
Expenses after waivers and reimbursements and
reduction to custodian expenses                             0.02%            0.12%
------------------------------------------------------------------------------------
Portfolio turnover rate                                        3%               0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

             Six Months Ended July 31, 2006           0.65%
              Period Ended January 31, 2006           0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Real Asset Fund(R), Oppenheimer Real Estate Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are


                  24 | MODERATE INVESTOR FUND
not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/~Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.


                  25 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of July 31, 2006, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $170,881 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended July 31, 2006, the Portfolio's projected benefit obligations were increased by $9,142 and no payments were made to retired trustees, resulting in an accumulated liability of $9,142 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the


                  26 | MODERATE INVESTOR FUND

Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JULY 31, 2006   PERIOD ENDED JANUARY 31, 2006 1,2
                                    SHARES           AMOUNT             SHARES           AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                            10,146,391    $ 109,226,094         10,348,982    $ 108,067,839
Dividends and/or
distributions reinvested                --               --            131,505        1,380,804
Redeemed                        (1,405,433)     (15,068,800)          (500,193)      (5,260,635)
                             -------------------------------------------------------------------
Net increase                     8,740,958    $  94,157,294          9,980,294    $ 104,188,008
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                             3,656,627    $  39,061,275          3,602,759    $  37,460,502
Dividends and/or
distributions reinvested                --               --             38,687          404,664
Redeemed                          (463,675)      (4,966,919)          (199,441)      (2,085,278)
                             -------------------------------------------------------------------
Net increase                     3,192,952    $  34,094,356          3,442,005    $  35,779,888
                             ===================================================================


                  27 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             SIX MONTHS ENDED JULY 31, 2006   PERIOD ENDED JANUARY 31, 2006 1,2
                                    SHARES           AMOUNT             SHARES           AMOUNT
------------------------------------------------------------------------------------------------
CLASS C
Sold                             5,043,626     $ 53,942,659          4,610,775     $ 47,936,138
Dividends and/or
distributions reinvested                --               --             48,772          509,662
Redeemed                          (691,025)      (7,373,881)          (193,607)      (2,043,436)
                             -------------------------------------------------------------------
Net increase                     4,352,601     $ 46,568,778          4,465,940     $ 46,402,364
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                             1,301,095     $ 14,008,804          1,274,902     $ 13,414,589
Dividends and/or
distributions reinvested                --               --             14,511          152,071
Redeemed                          (383,698)      (4,074,661)          (163,425)      (1,731,220)
                             -------------------------------------------------------------------
Net increase                       917,397     $  9,934,143          1,125,988     $ 11,835,440
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 9,378     $    101,482             35,197     $    362,730
Dividends and/or
distributions reinvested                --               --                503            5,289
Redeemed                           (25,969)        (282,654)            (6,482)         (68,355)
                             -------------------------------------------------------------------
Net increase (decrease)            (16,591)    $   (181,172)            29,218     $    299,664
                             ===================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended July 31, 2006, were as follows:

                                             PURCHASES         SALES
           ---------------------------------------------------------
           Investment securities          $194,688,872    $8,541,098

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the six months ended July 31, 2006 was 0.56%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended July 31, 2006, the Portfolio paid $158,319 to OFS for services to the Portfolio.


                  28 | MODERATE INVESTOR FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B, Class C and Class N shares were $1,162,326, $766,342 and $234,481, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                  29 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                           CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
SIX MONTHS ENDED      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
July 31, 2006            $701,914             $780          $56,503          $15,048           $3,212

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2006, the Manager is evaluating the implications of FIN
48. Its impact in the Portfolio's financial statements has not yet been determined.


                  30 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  31 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and
(ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  32 | MODERATE INVESTOR FUND



ACTIVE ALLOCATION FUND


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Alternative Investment                         5.9%

            Fixed Income                                  23.2

            Global Equity                                 24.3

            U.S. Equity                                   46.6

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                  10 | ACTIVE ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                  11 | ACTIVE ALLOCATION FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  12 | ACTIVE ALLOCATION FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                          BEGINNING         ENDING            EXPENSES
                          ACCOUNT           ACCOUNT           PAID DURING
                          VALUE             VALUE             6 MONTHS ENDED
                          (2/1/06)          (7/31/06)         JULY 31, 2006
--------------------------------------------------------------------------------
Class A Actual            $1,000.00         $  990.10         $2.47
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00          1,022.32          2.51
--------------------------------------------------------------------------------
Class B Actual             1,000.00            985.50          6.37
--------------------------------------------------------------------------------
Class B Hypothetical       1,000.00          1,018.40          6.48
--------------------------------------------------------------------------------
Class C Actual             1,000.00            985.50          6.27
--------------------------------------------------------------------------------
Class C Hypothetical       1,000.00          1,018.50          6.38
--------------------------------------------------------------------------------
Class N Actual             1,000.00            988.30          3.46
--------------------------------------------------------------------------------
Class N Hypothetical       1,000.00          1,021.32          3.51
--------------------------------------------------------------------------------
Class Y Actual             1,000.00            991.90          0.64
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00          1,024.15          0.65

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2006 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.50%
-----------------------------
Class B             1.29
-----------------------------
Class C             1.27
-----------------------------
Class N             0.70
-----------------------------
Class Y             0.13

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                  13 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                     SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.3% 1
--------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT--5.9%
Oppenheimer Real Estate Fund, Cl. Y                                               2,929,348    $   65,939,622
--------------------------------------------------------------------------------------------------------------
FIXED INCOME--23.0%
Oppenheimer Core Bond Fund, Cl. Y                                                13,625,216       136,660,913
--------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                1,252,882        11,476,401
--------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                                         27,157,053       111,887,058
                                                                                               ---------------
                                                                                                  260,024,372

--------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--24.1%
Oppenheimer Global Fund, Cl. Y                                                    1,520,539       104,734,739
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                      1,468,479        54,847,678
--------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                                      4,771,710       112,373,765
                                                                                               ---------------
                                                                                                  271,956,182

--------------------------------------------------------------------------------------------------------------
U.S. EQUITY--46.3%
Oppenheimer Capital Appreciation Fund, Cl. Y                                      2,422,399       103,145,728
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                               2,815,400       109,181,199
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                   4,347,608        61,953,413
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                     2,596,766        57,414,513
--------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                     7,751,861       190,850,823
                                                                                               ---------------
                                                                                                  522,545,676
                                                                                               ---------------
Total Investments in Affiliated Companies (Cost $1,116,124,005)                                 1,120,465,852

                                                                                  PRINCIPAL
                                                                                     AMOUNT
--------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
--------------------------------------------------------------------------------------------------------------
Undivided interest of 0.26% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$3,263,473 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal
Home Loan Mortgage Corp., 5.50%, 5/1/35, with a value
of $448,829,145 (Cost $3,263,000)                                               $ 3,263,000         3,263,000

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,119,387,005)                                      99.6%    1,123,728,852
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                         0.4         4,821,445
                                                                                ------------------------------
NET ASSETS                                                                            100.0%   $1,128,550,297
                                                                                ==============================


                  14 | ACTIVE ALLOCATION FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Represents ownership of an affiliated fund, at or during the period ended July 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES
                                                       JANUARY 31,             GROSS           GROSS           SHARES
                                                              2006         ADDITIONS      REDUCTIONS    JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y             1,206,388         1,292,482          76,471        2,422,399
Oppenheimer Core Bond Fund, Cl. Y *                      5,106,446         8,622,750         103,980       13,625,216
Oppenheimer Developing Markets Fund, Cl. Y                 735,369           255,282         990,651               --
Oppenheimer Global Fund, Cl. Y                             817,108           819,514         116,083        1,520,539
Oppenheimer Global Opportunities Fund, Cl. Y               771,757           711,459          14,737        1,468,479
Oppenheimer High Yield Fund, Cl. Y                              --         1,262,166           9,284        1,252,882
Oppenheimer International Growth Fund, Cl. Y*                   --         4,806,089          34,379        4,771,710
Oppenheimer International
Small Company Fund, Cl. Y                                1,296,021           828,275       2,124,296               --
Oppenheimer Main Street Fund, Cl. Y                      1,422,021         1,495,323         101,944        2,815,400
Oppenheimer Main Street
Opportunity Fund, Cl. Y                                  1,943,920         2,433,201          29,513        4,347,608
Oppenheimer Main Street Small Cap Fund, Cl. Y            1,258,510         1,376,044          37,788        2,596,766
Oppenheimer Quest International
Value Fund, Cl. Y                                               --         2,851,894       2,851,894               --
Oppenheimer Real Asset Fund, Cl. Y                       3,273,185         1,528,500       4,801,685               --
Oppenheimer Real Estate Fund, Cl. Y*                     1,403,079         1,546,339          20,070        2,929,348
Oppenheimer Strategic Income Fund, Cl. Y                12,557,766        14,805,278         205,991       27,157,053
Oppenheimer U.S. Government Trust, Cl. Y                 2,764,889         1,589,544       4,354,433               --
Oppenheimer Value Fund, Cl. Y*                           2,210,413         5,643,806         102,358        7,751,861

                                                                               VALUE        DIVIDEND        REALIZED
                                                                          SEE NOTE 1          INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $  103,145,728    $         --     $     (6,931)
Oppenheimer Core Bond Fund, Cl. Y *                                      136,660,913       2,368,070          (49,967)
Oppenheimer Developing Markets Fund, Cl. Y                                        --              --        3,516,936
Oppenheimer Global Fund, Cl. Y                                           104,734,739              --           81,275
Oppenheimer Global Opportunities Fund, Cl. Y                              54,847,678              --          (16,121)
Oppenheimer High Yield Fund, Cl. Y                                        11,476,401         229,701             (364)
Oppenheimer International Growth Fund, Cl. Y*                            112,373,765              --          (19,060)
Oppenheimer International Small Company Fund, Cl. Y                               --              --          735,658
Oppenheimer Main Street Fund, Cl. Y                                      109,181,199              --            1,958
Oppenheimer Main Street Opportunity Fund, Cl. Y                           61,953,413              --           (5,514)
Oppenheimer Main Street Small Cap Fund, Cl. Y                             57,414,513              --          (12,447)
Oppenheimer Quest International Value Fund, Cl. Y                                 --              --        2,221,005
Oppenheimer Real Asset Fund, Cl. Y                                                --         194,036         (795,037)
Oppenheimer Real Estate Fund, Cl. Y*                                      65,939,622         113,211          (14,313)
Oppenheimer Strategic Income Fund, Cl. Y                                 111,887,058       2,228,680          (30,261)
Oppenheimer U.S. Government Trust, Cl. Y                                          --         198,785         (526,338)
Oppenheimer Value Fund, Cl. Y*                                           190,850,823              --          (19,823)
                                                                      ------------------------------------------------
                                                                      $1,120,465,852    $  5,332,483     $  5,060,656
                                                                      ================================================

* Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  15 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2006
----------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $3,263,000)                           $    3,263,000
Affiliated companies (cost $1,116,124,005)                          1,120,465,852
                                                                   ---------------
                                                                    1,123,728,852
----------------------------------------------------------------------------------
Cash                                                                      452,833
----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      9,527,931
Interest and dividends                                                    689,607
Other                                                                       4,575
                                                                   ---------------
Total assets                                                        1,134,403,798

----------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   4,309,092
Shares of beneficial interest redeemed                                  1,099,699
Distribution and service plan fees                                        226,338
Transfer and shareholder servicing agent fees                             125,801
Shareholder communications                                                 34,049
Trustees' compensation                                                     27,305
Other                                                                      31,217
                                                                   ---------------
Total liabilities                                                       5,853,501

----------------------------------------------------------------------------------
NET ASSETS                                                         $1,128,550,297
                                                                   ===============

----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------
Par value of shares of beneficial interest                         $      103,039
----------------------------------------------------------------------------------
Additional paid-in capital                                          1,113,023,191
----------------------------------------------------------------------------------
Accumulated net investment income                                       1,849,159
----------------------------------------------------------------------------------
Accumulated net realized gain on investments                            9,233,061
----------------------------------------------------------------------------------
Net unrealized appreciation on investments                              4,341,847
                                                                   ---------------
NET ASSETS                                                         $1,128,550,297
                                                                   ===============


                  16 | ACTIVE ALLOCATION FUND

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $582,296,505 and 52,982,781 shares of beneficial interest outstanding)                   $10.99
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                 $11.66
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $223,123,606 and 20,450,124 shares of beneficial interest outstanding)                   $10.91
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $263,350,972 and 24,154,247 shares of beneficial interest outstanding)                   $10.90
---------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $58,412,613 and 5,327,701 shares of beneficial interest outstanding)                     $10.96
---------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $1,366,601 and 123,816 shares of beneficial interest outstanding)   $11.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  17 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                $  5,332,483
--------------------------------------------------------------------------------
Interest                                                                 81,440
                                                                   -------------
Total investment income                                               5,413,923

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 548,302
Class B                                                                 857,205
Class C                                                                 981,091
Class N                                                                 104,980
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 283,257
Class B                                                                 139,215
Class C                                                                 140,721
Class N                                                                  18,267
Class Y                                                                      66
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  36,257
Class B                                                                  19,562
Class C                                                                  16,004
Class N                                                                   1,236
--------------------------------------------------------------------------------
Asset allocation fees                                                   425,545
--------------------------------------------------------------------------------
Trustees' compensation                                                   30,451
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 753
--------------------------------------------------------------------------------
Other                                                                    27,367
                                                                   -------------
Total expenses                                                        3,630,279
Less waivers and reimbursements of expenses                             (11,751)
                                                                   -------------
Net expenses                                                          3,618,528

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,795,395

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investments from affiliated companies            5,060,656
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (18,760,772)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(11,904,721)
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS             PERIOD
                                                                                        ENDED              ENDED
                                                                                JULY 31, 2006        JANUARY 31,
                                                                                  (UNAUDITED)             2006 1
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                         $     1,795,395    $     8,127,024
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   5,060,656          5,393,678
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             (18,760,772)        23,102,619
                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from operations                   (11,904,721)        36,623,321

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                    --         (4,500,051)
Class B                                                                                    --         (1,549,890)
Class C                                                                                    --         (1,619,117)
Class N                                                                                    --           (414,437)
Class Y                                                                                    --             (6,386)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                    --           (376,546)
Class B                                                                                    --           (149,661)
Class C                                                                                    --           (153,460)
Class N                                                                                    --            (35,176)
Class Y                                                                                    --               (507)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           294,197,633        278,869,967
Class B                                                                           110,206,677        109,728,240
Class C                                                                           140,908,079        119,590,827
Class N                                                                            30,607,245         27,088,823
Class Y                                                                               879,480            455,957

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                    564,894,393        563,551,904
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               563,655,904            104,000 2
                                                                              ------------------------------------
End of period (including accumulated net investment income
of $1,849,159 and $53,764, respectively)                                      $ 1,128,550,297    $   563,655,904
                                                                              ====================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS             PERIOD
                                                                                        ENDED              ENDED
                                                                                JULY 31, 2006        JANUARY 31,
CLASS A                                                                           (UNAUDITED)             2006 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $         11.10    $         10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                   .04                .43
Net realized and unrealized gain (loss)                                                  (.15)               .89
                                                                              -------------------------------------
Total from investment operations                                                         (.11)              1.32
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                       --               (.20)
Distributions from net realized gain                                                       --               (.02)
                                                                              -------------------------------------
Total dividends and/or distributions to shareholders                                       --               (.22)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $         10.99    $         11.10
                                                                              =====================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      (0.99)%            13.31%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $       582,296    $       293,578
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $       445,926    $       112,224
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                    0.76%              4.94%
Total expenses                                                                           0.51% 5            0.56% 5
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                      0.50%              0.55%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    29%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                1.17%
     Period Ended January 31, 2006                 1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | ACTIVE ALLOCATION FUND

                                                                                   SIX MONTHS             PERIOD
                                                                                        ENDED              ENDED
                                                                                JULY 31, 2006        JANUARY 31,
CLASS B                                                                           (UNAUDITED)             2006 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $         11.07    $         10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                             -- 3              .36
Net realized and unrealized gain (loss)                                                  (.16)               .91
                                                                              -------------------------------------
Total from investment operations                                                         (.16)              1.27
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                       --               (.18)
Distributions from net realized gain                                                       --               (.02)
                                                                              -------------------------------------
Total dividends and/or distributions to shareholders                                       --               (.20)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $         10.91    $         11.07
                                                                              =====================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                      (1.45)%            12.72%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $       223,123    $       115,629
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $       173,493    $        46,284
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                            (0.02)%             4.06%
Total expenses                                                                           1.29% 6            1.37% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                      1.29%              1.34%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    29%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

5. Annualized for periods of less than one full year.

6. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                1.95%
     Period Ended January 31, 2006                 2.09%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS             PERIOD
                                                                                        ENDED              ENDED
                                                                                JULY 31, 2006        JANUARY 31,
CLASS C                                                                           (UNAUDITED)             2006 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $         11.06    $         10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                    -- 3              .37
Net realized and unrealized gain (loss)                                                  (.16)               .89
                                                                              -------------------------------------
Total from investment operations                                                         (.16)              1.26
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                       --               (.18)
Distributions from net realized gain                                                       --               (.02)
                                                                              -------------------------------------
Total dividends and/or distributions to shareholders                                       --               (.20)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $         10.90    $         11.06
                                                                              =====================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                      (1.45)%            12.66%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $       263,351    $       125,622
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $       198,651    $        45,647
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                                    0.00%              4.18%
Total expenses                                                                           1.27% 6            1.33% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                      1.27%              1.31%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    29%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

5. Annualized for periods of less than one full year.

6. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                1.93%
     Period Ended January 31, 2006                 2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | ACTIVE ALLOCATION FUND

                                                                                   SIX MONTHS             PERIOD
                                                                                        ENDED              ENDED
                                                                                JULY 31, 2006        JANUARY 31,
CLASS N                                                                           (UNAUDITED)             2006 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $         11.09    $         10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                   .03                .46
Net realized and unrealized gain (loss)                                                  (.16)               .85
                                                                              -------------------------------------
Total from investment operations                                                         (.13)              1.31
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                       --               (.20)
Distributions from net realized gain                                                       --               (.02)
                                                                              -------------------------------------
Total dividends and/or distributions to shareholders                                       --               (.22)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $         10.96    $         11.09
                                                                              =====================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      (1.17)%            13.18%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $        58,413    $        28,345
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $        42,504    $         9,156
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                    0.57%              5.28%
Total expenses                                                                           0.70% 5            0.73% 5
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                      0.70%              0.72%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    29%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                1.36%
     Period Ended January 31, 2006                 1.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS             PERIOD
                                                                                        ENDED              ENDED
                                                                                JULY 31, 2006        JANUARY 31,
CLASS Y                                                                           (UNAUDITED)             2006 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $         11.13    $         10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                   .06                .39
Net realized and unrealized gain (loss)                                                  (.15)               .97
                                                                              -------------------------------------
Total from investment operations                                                         (.09)              1.36
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                       --               (.21)
Distributions from net realized gain                                                       --               (.02)
                                                                              -------------------------------------
Total dividends and/or distributions to shareholders                                       --               (.23)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $         11.04    $         11.13
                                                                              =====================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      (0.81)%            13.72%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $         1,367    $           482
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $           705    $           196
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                    1.15%              4.44%
Total expenses                                                                           0.13% 5            0.33% 5
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                      0.13%              0.21%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    29%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                0.79%
     Period Ended January 31, 2006                 1.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Real Estate Fund, Oppenheimer Strategic Income Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").


                  25 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In addition, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among up to four Oppenheimer funds or money market securities based on recommendations made by the Manager.

      Oppenheimer Funds:
          Oppenheimer Capital Appreciation Fund
          Oppenheimer Core Bond Fund
          Oppenheimer Champion Income Fund
          Oppenheimer Developing Markets Fund
          Oppenheimer Discovery Fund
          Oppenheimer Gold & Special Minerals Fund
          Oppenheimer Growth Fund
          Oppenheimer High Yield Fund
          Oppenheimer International Bond Fund
          Oppenheimer International Growth Fund
          Oppenheimer International Small Company Fund
          Oppenheimer Limited-Term Government Fund
          Oppenheimer MidCap Fund
          Oppenheimer Money Market Fund, Inc.
          Oppenheimer Quest International Value Fund, Inc.
          Oppenheimer Real Asset Fund(R)
          Oppenheimer Small- & Mid- Cap Value Fund
          Oppenheimer U.S. Government Trust
          Oppenheimer Value Fund

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/ Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors


                  26 | ACTIVE ALLOCATION FUND
cannot buy or redeem Underlying Fund shares. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended July 31, 2006, the Portfolio's projected benefit obligations were increased by $25,180 and no payments were made to retired trustees, resulting in an accumulated liability of $25,180 as of July 31, 2006.


                  27 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be


                  28 | ACTIVE ALLOCATION FUND
dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED JULY 31, 2006     PERIOD ENDED JANUARY 31, 2006 1,2
                                  SHARES            AMOUNT              SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                          28,769,417     $ 318,687,635          27,068,123     $ 285,660,045
Dividends and/or
distributions reinvested              --                --             438,928         4,665,805
Redeemed                      (2,225,229)      (24,490,002)         (1,078,458)      (11,455,883)
                              -------------------------------------------------------------------
Net increase                  26,544,188     $ 294,197,633          26,428,593     $ 278,869,967
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                          11,237,770     $ 123,841,204          10,764,936     $ 113,091,487
Dividends and/or
distributions reinvested              --                --             154,655         1,639,339
Redeemed                      (1,236,129)      (13,634,527)           (471,208)       (5,002,586)
                              -------------------------------------------------------------------
Net increase                  10,001,641     $ 110,206,677          10,448,383     $ 109,728,240
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                          14,100,337     $ 155,184,086          11,696,791     $ 123,196,995
Dividends and/or
distributions reinvested              --                --             155,748         1,649,374
Redeemed                      (1,306,685)      (14,276,007)           (492,044)       (5,255,542)
                              -------------------------------------------------------------------
Net increase                  12,793,652     $ 140,908,079          11,360,495     $ 119,590,827
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                           3,091,410     $  34,114,982           2,664,849     $  28,261,231
Dividends and/or
distributions reinvested              --                --              42,051           446,165
Redeemed                        (320,082)       (3,507,737)           (150,627)       (1,618,573)
                              -------------------------------------------------------------------
Net increase                   2,771,328     $  30,607,245           2,556,273     $  27,088,823
                              ===================================================================


                  29 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            SIX MONTHS ENDED JULY 31, 2006     PERIOD ENDED JANUARY 31, 2006 1,2
                                  SHARES            AMOUNT              SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
CLASS Y
Sold                              94,516     $   1,036,561              54,640     $     577,537
Dividends and/or
distributions reinvested              --                --                 645             6,870
Redeemed                         (13,965)         (157,081)            (12,120)         (128,450)
                              -------------------------------------------------------------------
Net increase                      80,551     $     879,480              43,165     $     455,957
                              ===================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended July 31, 2006, were as follows:

                                              PURCHASES             SALES
      --------------------------------------------------------------------
      Investment securities                $830,408,522      $246,884,029

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the six months ended July 31, 2006 was 0.59%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended July 31, 2006, the Portfolio paid $505,771 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services pro-


                  30 | ACTIVE ALLOCATION FUND
vided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B, Class C and Class N shares were $4,128,785, $2,352,281 and $616,945, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
July 31, 2006        $1,840,975            $315        $137,624         $33,517          $4,643

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the six months ended July 31, 2006, the Manager


                  31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

reimbursed the Portfolio $6,099, $2,381, $2,680, $583 and $8, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2006, the Manager is evaluating the implications of FIN
48. Its impact in the Portfolio's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and


                  32 | ACTIVE ALLOCATION FUND
the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  33 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and
(ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  34 | ACTIVE ALLOCATION FUND



AGGRESSIVE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Global Equity                 29.3%

      U.S. Equity                   70.7

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                  9 | AGGRESSIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                  10 | AGGRESSIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  11 | AGGRESSIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING         ENDING            EXPENSES
                              ACCOUNT           ACCOUNT           PAID DURING
                              VALUE             VALUE             6 MONTHS ENDED
                              (2/1/06)          (7/31/06)         JULY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00         $  970.70         $2.50
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00          1,022.27          2.56
--------------------------------------------------------------------------------
Class B Actual                 1,000.00            966.20          6.46
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00          1,018.25          6.63
--------------------------------------------------------------------------------
Class C Actual                 1,000.00            967.10          6.31
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00          1,018.40          6.48
--------------------------------------------------------------------------------
Class N Actual                 1,000.00            969.80          3.52
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00          1,021.22          3.61
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00            972.40          0.24
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00          1,024.55          0.25

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended July 31, 2006 are as follows:

CLASS           EXPENSE RATIOS
------------------------------
Class A              0.51%
------------------------------
Class B              1.32
------------------------------
Class C              1.29
------------------------------
Class N              0.72
------------------------------
Class Y              0.05
--------------------------------------------------------------------------------


                  12 | AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                   VALUE
                                                                                              SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.6% 1
-------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--29.2%
Oppenheimer Developing Markets Fund, Cl. Y                                                   259,714     $     9,528,877
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                               582,915          40,151,142
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                                 249,722           9,327,111
                                                                                                         ----------------

                                                                                                              59,007,130

-------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY--70.4%
Oppenheimer Capital Appreciation Fund, Cl. Y                                                 920,306          39,186,629
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                          803,907          31,175,515
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                            1,451,098          20,678,146
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                                900,093          19,901,065
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                              1,278,976          31,488,381
                                                                                                         ----------------

                                                                                                             142,429,736

                                                                                                         ----------------

Total Investments in Affiliated Companies (Cost $202,001,758)                                                201,436,866

                                                                                           PRINCIPAL
                                                                                              AMOUNT
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.01% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514) with UBS
Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at $177,026 on 8/1/06, collateralized by Federal National Mortgage Assn., 5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home Loan Mortgage Corp., 5.50%, 5/1/35,
with a value of $448,829,145 (Cost $177,000)                                         $       177,000             177,000

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $202,178,758)                                                 99.7%        201,613,866
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.3             678,843
                                                                                     ------------------------------------

NET ASSETS                                                                                     100.0%    $   202,292,709
                                                                                     ====================================


                  13 | AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Represents ownership of an affiliated fund, at or during the period ended July 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES             GROSS             GROSS            SHARES
                                                  JANUARY 31, 2006         ADDITIONS        REDUCTIONS     JULY 31, 2006
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y               393,164           534,530             7,388           920,306
Oppenheimer Developing Markets Fund, Cl. Y                 131,194           147,557            19,037           259,714
Oppenheimer Global Fund, Cl. Y                             265,671           327,251            10,007           582,915
Oppenheimer Global Opportunities Fund, Cl. Y               124,676           141,732            16,686           249,722
Oppenheimer Main Street Fund, Cl. Y                        347,889           462,376             6,358           803,907
Oppenheimer Main Street Opportunity Fund, Cl. Y            633,885           828,674            11,461         1,451,098
Oppenheimer Main Street Small Cap Fund, Cl. Y              409,733           497,266             6,906           900,093
Oppenheimer Value Fund, Cl. Y                              541,824           747,144             9,992         1,278,976

                                                                               VALUE          DIVIDEND          REALIZED
                                                                          SEE NOTE 1            INCOME       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                           $  39,186,629          $     --         $  (9,047)
Oppenheimer Developing Markets Fund, Cl. Y                                 9,528,877                --            11,997
Oppenheimer Global Fund, Cl. Y                                            40,151,142                --            (6,875)
Oppenheimer Global Opportunities Fund, Cl. Y                               9,327,111                --             6,471
Oppenheimer Main Street Fund, Cl. Y                                       31,175,515                --            (2,359)
Oppenheimer Main Street Opportunity Fund, Cl. Y                           20,678,146                --            (1,768)
Oppenheimer Main Street Small Cap Fund, Cl. Y                             19,901,065                --            (4,330)
Oppenheimer Value Fund, Cl. Y                                             31,488,381                --            (2,438)
                                                                       --------------------------------------------------
                                                                       $ 201,436,866          $     --         $  (8,349)
                                                                       ==================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  14 | AGGRESSIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2006
-------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------
Investments, at value - see accompanying statement of investments:
Unaffiliated companies (cost $177,000)                                                                     $     177,000
Affiliated companies (cost $202,001,758)                                                                     201,436,866
                                                                                                           --------------
                                                                                                             201,613,866
-------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                              95,372
-------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                             1,310,354
Interest and dividends                                                                                                26
Other                                                                                                              2,490
                                                                                                           --------------
Total assets                                                                                                 203,022,108

-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                           343,419
Investments purchased                                                                                            271,945
Distribution and service plan fees                                                                                40,772
Transfer and shareholder servicing agent fees                                                                     36,596
Shareholder communications                                                                                        14,598
Trustees' compensation                                                                                             4,647
Other                                                                                                             17,422
                                                                                                           --------------
Total liabilities                                                                                                729,399

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                 $ 202,292,709
                                                                                                           ==============

-------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                 $      18,034
-------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                   202,511,829
-------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                 (640,217)
-------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                     967,955
-------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                      (564,892)
                                                                                                           --------------
NET ASSETS                                                                                                 $ 202,292,709
                                                                                                           ==============


                  15 | AGGRESSIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $104,802,003 and 9,311,008 shares of beneficial interest outstanding)                                   $       11.26
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                $       11.95
-------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $37,004,420 and 3,314,426 shares of beneficial interest outstanding)                                    $       11.16
-------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $43,450,595 and 3,893,339 shares of beneficial interest outstanding)                                    $       11.16
-------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $15,777,235 and 1,404,030 shares of beneficial interest outstanding)                                    $       11.24
-------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $1,258,456 and 111,424 shares of beneficial interest outstanding)                  $       11.29

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  16 | AGGRESSIVE INVESTOR FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2006
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                   $      17,472

-------------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                           98,998
Class B                                                                                                          146,560
Class C                                                                                                          170,430
Class N                                                                                                           27,289
-------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                           79,375
Class B                                                                                                           35,406
Class C                                                                                                           39,176
Class N                                                                                                           10,140
Class Y                                                                                                              131
-------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                           14,857
Class B                                                                                                            7,569
Class C                                                                                                            5,890
Class N                                                                                                              825
-------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                             5,201
-------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                          253
-------------------------------------------------------------------------------------------------------------------------
Other                                                                                                             15,548
                                                                                                           --------------
Total expenses                                                                                                   657,648

-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                             (640,176)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
-------------------------------------------------------------------------------------------------------------------------
Net realized loss on investments from affiliated companies                                                        (8,349)
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                                          (5,728,784)

-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $  (6,377,309)
                                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  17 | AGGRESSIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS              PERIOD
                                                                                               ENDED               ENDED
                                                                                       JULY 31, 2006         JANUARY 31,
                                                                                         (UNAUDITED)              2006 1
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           $    (640,176)      $     591,687
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                      (8,349)          1,283,674
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                      (5,728,784)          5,163,892
                                                                                       -----------------------------------
Net increase (decrease) in net assets resulting from operations                           (6,377,309)          7,039,253

--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                           --            (380,503)
Class B                                                                                           --            (127,617)
Class C                                                                                           --            (120,802)
Class N                                                                                           --             (41,332)
Class Y                                                                                           --              (6,678)
--------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                           --             (67,178)
Class B                                                                                           --             (28,621)
Class C                                                                                           --             (25,903)
Class N                                                                                           --              (7,402)
Class Y                                                                                           --              (1,071)

--------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                   59,837,669          44,717,597
Class B                                                                                   19,136,637          17,711,412
Class C                                                                                   24,914,725          18,857,875
Class N                                                                                   10,644,247           5,289,149
Class Y                                                                                      573,704             650,857

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Total increase                                                                           108,729,673          93,459,036
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       93,563,036             104,000 2
                                                                                       -----------------------------------
End of period (including accumulated net investment loss
of $640,217 and $41, respectively)                                                     $ 202,292,709       $  93,563,036
                                                                                       ===================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS              PERIOD
                                                                                               ENDED               ENDED
                                                                                       JULY 31, 2006         JANUARY 31,
CLASS A                                                                                  (UNAUDITED)              2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $       11.60       $       10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                  (.03)                .22
Net realized and unrealized gain (loss)                                                         (.31)               1.52
                                                                                       ------------------------------------
Total from investment operations                                                                (.34)               1.74
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                              --                (.12)
Distributions from net realized gain                                                              --                (.02)
                                                                                       ------------------------------------
Total dividends and distributions to shareholders                                                 --                (.14)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $       11.26       $       11.60
                                                                                       ====================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                             (2.93)%             17.46%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $     104,802       $      48,132
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $      81,423       $      17,321
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                                   (0.48)%              2.47%
Total expenses                                                                                  0.51% 5             0.70% 5
Expenses after waivers and reimbursements and reduction to custodian expenses                   0.51%               0.68%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                            2%                  7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                1.16%
     Period Ended January 31, 2006                 1.39%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS              PERIOD
                                                                                               ENDED               ENDED
                                                                                       JULY 31, 2006         JANUARY 31,
CLASS B                                                                                  (UNAUDITED)              2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $       11.55       $       10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                  (.07)                .16
Net realized and unrealized gain (loss)                                                         (.32)               1.50
                                                                                       ------------------------------------
Total from investment operations                                                                (.39)               1.66
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                              --                (.09)
Distributions from net realized gain                                                              --                (.02)
                                                                                       ------------------------------------
Total dividends and distributions to shareholders                                                 --                (.11)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $       11.16       $       11.55
                                                                                       ====================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                             (3.38)%             16.70%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $      37,004       $      19,078
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $      29,657       $       7,050
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                                   (1.29)%              1.83%
Total expenses                                                                                  1.32% 5             1.53% 5
Expenses after waivers and reimbursements and reduction to custodian expenses                   1.32%               1.50%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                            2%                  7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                1.97%
     Period Ended January 31, 2006                 2.22%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | AGGRESSIVE INVESTOR FUND

                                                                                          SIX MONTHS              PERIOD
                                                                                               ENDED               ENDED
                                                                                       JULY 31, 2006         JANUARY 31,
CLASS C                                                                                  (UNAUDITED)              2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $       11.54       $       10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                  (.07)                .15
Net realized and unrealized gain (loss)                                                         (.31)               1.51
                                                                                       ------------------------------------
Total from investment operations                                                                (.38)               1.66
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                              --                (.10)
Distributions from net realized gain                                                              --                (.02)
                                                                                       ------------------------------------
Total dividends and distributions to shareholders                                                 --                (.12)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $       11.16       $       11.54
                                                                                       ====================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                             (3.29)%             16.64%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $      43,451       $      20,034
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $      34,506       $       6,131
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                                   (1.26)%              1.71%
Total expenses                                                                                  1.29% 5             1.48% 5
Expenses after waivers and reimbursements and reduction to custodian expenses                   1.29%               1.45%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                            2%                  7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                1.94%
     Period Ended January 31, 2006                 2.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS              PERIOD
                                                                                               ENDED               ENDED
                                                                                       JULY 31, 2006         JANUARY 31,
CLASS N                                                                                  (UNAUDITED)              2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $       11.59       $       10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                  (.04)                .24
Net realized and unrealized gain (loss)                                                         (.31)               1.49
                                                                                       ------------------------------------
Total from investment operations                                                                (.35)               1.73
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                              --                (.12)
Distributions from net realized gain                                                              --                (.02)
                                                                                       ------------------------------------
Total dividends and distributions to shareholders                                                 --                (.14)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $       11.24       $       11.59
                                                                                       ====================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                             (3.02)%             17.34%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $      15,777       $       5,608
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $      11,070       $       1,717
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                                   (0.70)%              2.62%
Total expenses                                                                                  0.72% 5             0.79% 5
Expenses after waivers and reimbursements and reduction to custodian expenses                   0.72%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                            2%                  7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                1.37%
     Period Ended January 31, 2006                 1.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | AGGRESSIVE INVESTOR FUND

                                                                                          SIX MONTHS              PERIOD
                                                                                               ENDED               ENDED
                                                                                       JULY 31, 2006         JANUARY 31,
CLASS Y                                                                                  (UNAUDITED)              2006 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $       11.61       $       10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                    -- 3               .24
Net realized and unrealized gain (loss)                                                         (.32)               1.52
                                                                                       ------------------------------------
Total from investment operations                                                                (.32)               1.76
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                              --                (.13)
Distributions from net realized gain                                                              --                (.02)
                                                                                       ------------------------------------
Total dividends and distributions to shareholders                                                 --                (.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $       11.29       $       11.61
                                                                                       ====================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                             (2.76)%             17.69%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                               $       1,259       $         711
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                      $         968       $         331
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                                   (0.03)%              2.67%
Total expenses                                                                                  0.05% 6             0.30% 6
Expenses after waivers and reimbursements and reduction to custodian expenses                   0.05%               0.27%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                            2%                  7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

5. Annualized for periods of less than one full year.

6. Expenses including all underlying fund expenses were:

     Six Months Ended July 31, 2006                0.70%
     Period Ended January 31, 2006                 0.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Aggressive Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Capital Appreciation Fund, Oppenheimer Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R) and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after


                  24 | AGGRESSIVE INVESTOR FUND
the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/ Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of July 31, 2006, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $8,349 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for


                  25 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended July 31, 2006, the Portfolio's projected benefit obligations were increased by $4,301 and no payments were made to retired trustees, resulting in an accumulated liability of $4,301 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by


                  26 | AGGRESSIVE INVESTOR FUND
the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED JULY 31, 2006    PERIOD ENDED JANUARY 31, 2006 1,2
                                  SHARES            AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                           5,711,273     $  66,109,584        4,307,796       $  46,498,407
Dividends and/or
distributions reinvested              --                --           38,611             427,037
Redeemed                        (551,158)       (6,271,915)        (205,514)         (2,207,847)
                            --------------------------------------------------------------------
Net increase                   5,160,115     $  59,837,669        4,140,893       $  44,717,597
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,893,353     $  21,779,537        1,712,718       $  18,374,371
Dividends and/or
distributions reinvested              --                --           13,238             145,879
Redeemed                        (230,855)       (2,642,900)         (74,128)           (808,838)
                            --------------------------------------------------------------------
Net increase                   1,662,498     $  19,136,637        1,651,828       $  17,711,412
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                           2,470,923     $  28,468,275        1,784,313       $  19,370,332
Dividends and/or
distributions reinvested              --                --           12,844             141,411
Redeemed                        (313,327)       (3,553,550)         (61,514)           (653,868)
                            --------------------------------------------------------------------
Net increase                   2,157,596     $  24,914,725        1,735,643       $  18,857,875
                            ====================================================================


                  27 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            SIX MONTHS ENDED JULY 31, 2006    PERIOD ENDED JANUARY 31, 2006 1,2
                                  SHARES            AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------
CLASS N
Sold                           1,075,889     $  12,427,342          536,355       $   5,884,519
Dividends and/or
distributions reinvested              --                --            3,629              40,096
Redeemed                        (155,777)       (1,783,095)         (56,166)           (635,466)
                            --------------------------------------------------------------------
Net increase                     920,112     $  10,644,247          483,818       $   5,289,149
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                              63,918     $     732,896           69,936       $     744,994
Dividends and/or
distributions reinvested              --                --              699               7,734
Redeemed                         (13,716)         (159,192)          (9,513)           (101,871)
                            --------------------------------------------------------------------
Net increase                      50,202     $     573,704           61,122       $     650,857
                            ====================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended July 31, 2006, were as follows:

                                              PURCHASES           SALES
                 -------------------------------------------------------
                 Investment securities     $119,002,711      $3,422,431

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the six months ended July 31, 2006 was 0.58%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended July 31, 2006, the Portfolio paid $139,257 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                  28 | AGGRESSIVE INVESTOR FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B, Class C and Class N shares were $756,186, $417,895 and $137,321, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                    CLASS A        CLASS B        CLASS C        CLASS N
                     CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                   FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
               SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
SIX MONTHS       RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
ENDED            DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------------
July 31, 2006    $   421,771         $   --     $   28,933      $   4,176        $   814


                  29 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2006, the Manager is evaluating the implications of FIN
48. Its impact in the Portfolio's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as


                  30 | AGGRESSIVE INVESTOR FUND
nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  31 | AGGRESSIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and
(ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  32 | AGGRESSIVE INVESTOR FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ JOHN V. MURPHY
       ---------------------------
       John V. Murphy
       Principal Executive Officer
Date:  09/14/2006


By:    /S/ BRIAN W. WIXTED
       ---------------------------
       Brian W. Wixted
       Principal Financial Officer
Date:  09/14/2006